REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Assets Recognized from Costs to Obtain Contract) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	$ 6,627	$ 5,962
Additional costs deferred	1,295	3,398
Amortization of deferred costs	(1,586)	(2,733)
Balance at end of year	$ 6,336	$ 6,627